Non-current financial debt (Details 4) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	$ 22,341	$ 25,296
Total	22,485	25,523
Balance sheet
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	22,341	25,296
Others	144	227
Total	22,485	25,523
Fair values
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	20,277	27,079
Others	144	227
Total	$ 20,421	$ 27,306